Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Generally, equity grants to executives and other employees have been approved at regularly scheduled Compensation Committee meetings, except for special situations such as new hire grants. Since we became a standalone public company in 2010 in connection with our spinoff from General Growth Properties, or GGP, our annual grants to executives and employees (including in fiscal 2025) have been reviewed by the Compensation Committee at its first regularly scheduled meeting during the applicable year. The regular Compensation Committee meeting schedule is typically set at least a year in advance, with meetings to approve annual equity grants to executives and employees held in late-January or early-February. The annual grants are typically approved by the Committee at its first annual meeting; however, the Compensation Committee may further evaluate proposed grant amounts and/or terms prior to approving via written consent or at a reconvened meeting held in February. Additionally, specific grants may be made at other Committee meetings to recognize an employee’s promotion, change in responsibility or specific achievement, or to achieve other key compensation objectives, such as retention. We do not time material non-public information (“MNPI”) disclosure for purposes of affecting the value of executive compensation. We do not take MNPI into account when determining the timing and terms of awards. At the time equity grant decisions are made, the Compensation Committee may be aware of the earnings results, but it does not adjust the size or the mix of grants to reflect possible market reaction.

Award Timing Method	Generally, equity grants to executives and other employees have been approved at regularly scheduled Compensation Committee meetings, except for special situations such as new hire grants. Since we became a standalone public company in 2010 in connection with our spinoff from General Growth Properties, or GGP, our annual grants to executives and employees (including in fiscal 2025) have been reviewed by the Compensation Committee at its first regularly scheduled meeting during the applicable year. The regular Compensation Committee meeting schedule is typically set at least a year in advance, with meetings to approve annual equity grants to executives and employees held in late-January or early-February. The annual grants are typically approved by the Committee at its first annual meeting; however, the Compensation Committee may further evaluate proposed grant amounts and/or terms prior to approving via written consent or at a reconvened meeting held in February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time material non-public information (“MNPI”) disclosure for purposes of affecting the value of executive compensation. We do not take MNPI into account when determining the timing and terms of awards.
MNPI Disclosure Timed for Compensation Value	false